Consolidated statements of cash flows - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of cash flows
Net result for the year	kr (1,018,149)	kr (846,729)	kr (571,541)
Bargain purchase	0	(36,395)	0
Adjustments for other non-cash items	47,615	143,138	9,207
Change in working capital	(166,325)	97,818	10,873
Interest received	0	895	5,413
Interest paid	(3,296)	(4,562)	(3,390)
Deferred revenue	(30,185)	(42,881)	139,890
Income tax paid/received	(41,631)	0	93
Cash flow from operating activities	(1,211,971)	(688,716)	(409,455)
Acquisition of Valeritas business, net of cash acquired	0	(167,791)	0
Change in deposits	4,012	(3,972)	(6,250)
Purchase of other investments and marked securities	0	0	(22,803)
Purchase of property, plant and equipment	(22,133)	(25,044)	(21,036)
Purchase of intangible assets	0	0	(2,480)
Sale of property, plant and equipment	0	0	25
Dividends on securities	0	0	878
Cash flow from investing activities	(18,121)	(196,807)	(51,666)
Proceeds from issuance of shares related to exercise of share based compensation	26,070	41,363	52,468
Proceeds from issuance of shares	748,975	791,503	645,145
Purchase of treasury shares	(28,590)	0	0
Proceeds from borrowings	647,906	0	0
Costs related to issuance of shares	(46,895)	(42,706)	(14,444)
Lease installments	(14,715)	(29,219)	(8,689)
Cash flow from financing activities	1,332,751	760,941	674,480
Decrease/increase in cash and cash equivalents	102,659	(124,582)	213,359
Cash and cash equivalents at beginning of period	960,221	1,081,060	860,635
Exchange rate adjustments	66,223	3,743	7,066
Cash and cash equivalents at end of period	kr 1,129,103	kr 960,221	kr 1,081,060